Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member] [1]	Retained earnings [Member]	Total
Balance at Dec. 31, 2020		$ 22		$ 60,117	$ (24,807)	$ 119,505	$ 154,837
Balance, shares at Dec. 31, 2020	[2]	6,899,515
Supplemental Statement of Stockholders' Equity [Abstract]
Purchase of treasury shares		$ 0		0	(14,291)	0	(14,291)
Purchase of treasury shares, shares	[2]	(322,689)
Reissuance of treasury shares under share-based compensation plan		$ 0	[3]	411	4,103	0	4,514
Reissuance of treasury shares under share-based compensation plan, shares	[2]	132,702
Share-based compensation		$ 0		2,862	0	0	2,862
Net income (loss)		0		0	0	10,541	10,541
Balance at Dec. 31, 2021		$ 22		63,390	(34,995)	130,046	158,463
Balance, shares at Dec. 31, 2021	[2]	6,709,528
Supplemental Statement of Stockholders' Equity [Abstract]
Purchase of treasury shares		$ 0		0	(3,428)	0	(3,428)
Purchase of treasury shares, shares	[2]	(80,120)
Reissuance of treasury shares under share-based compensation plan		$ 0		(411)	3,527	(739)	2,377
Reissuance of treasury shares under share-based compensation plan, shares	[2]	109,298
Share-based compensation		$ 0		3,577	0	0	3,577
Net income (loss)		0		0	0	18,306	18,306
Balance at Dec. 31, 2022		$ 22		66,556	(34,896)	147,613	179,295
Balance, shares at Dec. 31, 2022	[2]	6,738,706
Supplemental Statement of Stockholders' Equity [Abstract]
Exercise of options and RSUs	[4]	$ 0		762	0	0	762
Exercise of options and RSUs, shares	[2],[4]	69,241
Purchase of treasury shares		$ 0		0	(9,320)	0	(9,320)
Purchase of treasury shares, shares	[2]	(419,657)
Reissuance of treasury shares under share-based compensation plan		$ 0	[3]	0	585	0	585
Reissuance of treasury shares under share-based compensation plan, shares	[2]	17,233
Share-based compensation		$ 0		3,353	0	0	3,353
Net income (loss)		0		0	0	(26,413)	(26,413)
Balance at Dec. 31, 2023		$ 22		$ 70,671	$ (43,631)	$ 121,200	$ 148,262
Balance, shares at Dec. 31, 2023	[2]	6,405,523

[1]	Company shares held by the Company. Presented as a reduction of equity at their cost to the Company. The treasury shares have no rights.
[2]	Net of shares held by Silicom Inc. and Silicom Ltd.
[3]	Less than 1 thousand.
[4]	Restricted share units (hereinafter - "RSUs").